Income taxes - Summary Of Tax Loss Carryforwards That Are Not Recognized As Deferred Tax Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Unlimited
Disclosure Of Detailed Information About Unused Loss Carryforwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	€ 64,797	€ 7,272
will expire within 5 years
Disclosure Of Detailed Information About Unused Loss Carryforwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	17,169	16,052
will expire thereafter
Disclosure Of Detailed Information About Unused Loss Carryforwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	€ 2,133,690	€ 1,612